Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Other Assets [Abstract]
Prepaid insurance premiums	$ 62,000	$ 70,000
Deposit on equipment	124,000
Inventory in transit	$ 18,000
Security deposit		$ 21,000
Other	$ 24,000	13,000
Prepaid expenses and other current assets	$ 228,000	$ 104,000